Fair Value Measurements (Schedule of Non-recurring Fair Value Measurements Of Long-Lived Assets Held For Sale) (Details) - Energy-from-Waste [Member] - Asset Actions [Member] - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2016	Mar. 31, 2016
Discontinued Operation Long Lived Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale, Fair Value	[1]		$ 20.0
Long-lived assets held for sale, Total Loss		$ 913.5
Level 1 [Member] | Discontinued Operation Long Lived Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale, Fair Value	[1]		0.0
Level 2 [Member]
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale, Fair Value	[1]		0.0
Level 3 [Member] | Discontinued Operation Long Lived Asset [Member]
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale, Fair Value	[1]		$ 20.0

[1]	As a result of our exit from the Energy-from-Waste business, we assessed the recoverability of assets capable of being marketed on a secondary equipment market using an orderly liquidation valuation resulting in an impairment loss for the difference between the orderly liquidation value and net book value of the assets as of 31 March 2016. There were no significant changes to the estimated net realizable value as of 30 September 2016. For additional information, see Note 4, Discontinued Operations.